Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Direxion Shares ETF Trust
Prospectus Date	rr_ProspectusDate	Jan. 22, 2024
Document Creation Date	dei_DocumentCreationDate	Apr. 26, 2024